LOANS PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes payable	$ 23,633	$ 61,631
Maturity date	Feb. 16, 2022
Stanislav Minaychenko [Member]
Notes payable	$ 14,530	23,930
Interest rate	4.00%
Maturity date	Sep. 16, 2020
Maxim Pukhoskiy [Member]
Notes payable	$ 8,041	17,683
Interest rate	4.00%
Maturity date	Jun. 16, 2020
Dieter Busenhart [Member]
Notes payable	$ 1,062
Interest rate	10.00%
Maturity date	Jan. 17, 2021
Alexander Motorin [Member]
Notes payable		$ 20,018
Interest rate	4.00%
Maturity date	Dec. 23, 2020